Stock-based compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation
Stock-based compensation
On May 22, 2013, our stockholders approved our Amended and Restated 2009 Equity Incentive Plan (the Amended 2009 Plan), which amended and restated our 2009 Equity Incentive Plan (the 2009 Plan) and increased the number of shares of our common stock authorized for issuance pursuant to equity-based awards under the 2009 Plan to approximately 104 million shares (plus any additional shares that are added back into the authorized pool as described below). Like the 2009 Plan, the Amended 2009 Plan provides for grants of equity-based awards, including RSUs, stock options and performance units to employees and consultants of Amgen, its subsidiaries and non-employee members of our Board of Directors. The 2009 Plan replaced our prior equity plans (the Prior Plans), and no further awards may be made under these Prior Plans. Consistent with the 2009 Plan, the pool of shares available under the Amended 2009 Plan is reduced by one share for each stock option granted and by 1.9 shares for other types of awards granted, including RSUs and performance units (full-value awards). Generally, if any shares subject to an award granted under the Amended 2009 Plan expire, or are forfeited, terminated or canceled without the issuance of shares, the shares subject to such awards are added back into the authorized pool on the same basis that they were removed. In addition, under the Amended 2009 Plan, shares withheld to pay for minimum statutory tax obligations with respect to full value awards are added back into the authorized pool on the basis of 1.9 shares. As of December 31, 2015, the Amended 2009 Plan provides for future grants and/or issuances of up to approximately 47 million shares of our common stock. Stock-based awards under our employee compensation plans are made with newly issued shares reserved for this purpose.
The following table reflects the components of stock-based compensation expense recognized in our Consolidated Statements of Income (in millions):

	Years ended December 31,
	2015	2014	2013
RSUs	$190	$219	$206
Performance units	132	171	163
Stock options	—	18	34
Total stock-based compensation expense, pretax	322	408	403
Tax benefit from stock-based compensation expense	(120)	(152)	(149)
Total stock-based compensation expense, net of tax	$202	$256	$254

Restricted stock units and stock options
Eligible employees generally receive a grant of RSUs annually with the size and type of award generally determined by the employee’s salary grade and performance level. In addition, certain management and professional level employees typically receive RSU grants upon commencement of employment. Our Board of Directors (outside directors) also receive an annual grant of RSUs. Prior to 2012, eligible employees also received a grant of stock options annually.
Our RSU grants provide for accelerated or continued vesting in certain circumstances as defined in the plans and related grant agreements, including upon death, disability, a change in control, termination in connection with a change in control and the retirement of employees who meet certain service and/or age requirements. RSUs generally vest in approximately equal amounts on the second, third and fourth anniversaries of the grant date. RSUs granted on and after April 27, 2012, accrue dividend equivalents which are typically payable in shares only when and to the extent the underlying RSUs vest and are issued to the recipient. As of December 31, 2015, all outstanding stock options are vested.
Restricted stock units
The grant date fair value of an RSU equals the closing price of our common stock on the grant date as RSUs accrue dividend equivalents during their vesting period. The weighted-average grant date fair values of RSUs granted in 2015, 2014 and 2013 were $166.74, $115.63 and $107.01, respectively. The following summarizes select information regarding our RSUs:

	During the year ended December 31, 2015
	Units (in millions)	Weighted-average grant date fair value
Balance nonvested at December 31, 2014	7.1	$92.88
Granted	1.4	$166.74
Vested	(2.7)	$76.85
Forfeited	(0.8)	$112.53
Balance nonvested at December 31, 2015	5.0	$118.89

The total fair values of shares associated with RSUs that vested during the years ended December 31, 2015, 2014 and 2013, were $206 million, $191 million and $145 million, respectively.
As of December 31, 2015, there were approximately $312 million of unrecognized compensation costs related to nonvested RSU awards, which are expected to be recognized over a weighted-average period of 1.7 years.
Stock options
The exercise price for stock options is set at the closing price of our common stock on the date of grant and the related number of shares granted is fixed at that point in time. Awards granted to employees on and after April 26, 2010, expire 10 years from the date of grant; options granted to employees prior to that date expire seven years from the date of grant. We did not grant stock options during the years ended December 31, 2015, 2014 and 2013.
The following summarizes select information regarding our stock options:

	During the year ended December 31, 2015
	Options (in millions)	Weighted- average exercise price	Weighted- average remaining contractual life (years)	Aggregate intrinsic value (in millions)
Balance unexercised at December 31, 2014	4.1	$54.48
Granted	—	$—
Exercised	(1.3)	$50.99
Expired/forfeited	—	$51.96
Balance unexercised at December 31, 2015	2.8	$56.19	3.8	$294
Vested or expected to vest at December 31, 2015	2.8	$56.19	3.8	$294
Exercisable at December 31, 2015	2.8	$56.19	3.8	$294

The total intrinsic values of options exercised during the years ended December 31, 2015, 2014 and 2013, were $150 million, $228 million and $210 million, respectively. The actual tax benefits realized from tax deductions from option exercises during the three years ended December 31, 2015, 2014 and 2013, were $55 million, $83 million and $77 million, respectively.
Performance units
Certain management-level employees also receive annual grants of performance units, which give the recipient the right to receive common stock that is contingent upon achievement of specified pre-established goals over the performance period, which is generally three years. The performance goals for the units granted in 2015, 2014 and 2013, which are accounted for as equity awards, are based upon Amgen’s stockholder return compared with a comparator group of companies, which are considered market conditions and are reflected in the grant date fair values of the units. The expense recognized for the awards is based on the grant date fair value of a unit multiplied by the number of units granted, net of estimated forfeitures. Depending on the outcome of these performance goals, a recipient may ultimately earn a number of units greater or less than the number of units granted. Shares of our common stock are issued on a one-for-one basis for each performance unit earned. In general, participants vest in their performance unit awards at the end of the performance period. The performance award program provides for accelerated or continued vesting in certain circumstances as defined in the plan, including upon death, disability, a change in control and retirement of employees who meet certain service and/or age requirements. Performance units accrue dividend equivalents which are typically payable in shares only when and to the extent the underlying performance units vest and are issued to the recipient, including with respect to market conditions that affect the number of performance units earned.
We used payout simulation models to estimate the grant date fair value of performance units granted in 2015, 2014 and 2013. The weighted-average assumptions used in these models and the resulting weighted-average grant date fair values of our performance units were as follows:

	Years ended December 31,
	2015	2014	2013
Closing price of our common stock on grant date	$164.26	$112.43	$92.03
Volatility	24.3%	23.8%	21.0%
Risk-free interest rate	0.8%	0.8%	0.4%
Fair value of unit	$182.55	$104.47	$102.73

The payout simulation models also assumed correlations of returns of the stock prices of our common stock and the common stocks of the comparator groups of companies and stock price volatilities of the comparator groups of companies.
As of December 31, 2015 and 2014, a total of 3.8 million and 5.8 million performance units were outstanding with weighted-average grant date fair values of $121.34 and $92.66 per unit, respectively. During the year ended December 31, 2015, 0.9 million performance units with a weighted-average grant date fair value of $182.55 were granted and 0.4 million performance units with a weighted-average grant date fair value of $112.28 were forfeited.
Because the performance period for performance units granted in 2013 began in January 2013 and ended in January 2016, no performance units vested during the year ended December 31, 2015. The total fair values of performance units that vested during 2014 and 2013 were $587 million and $270 million, respectively, based upon the number of performance units earned multiplied by the closing stock price of our common stock on the last day of the performance period.
As of December 31, 2015, there was approximately $113 million of unrecognized compensation cost related to the 2015 and 2014 performance unit grants that is expected to be recognized over a weighted-average period of approximately 1.0 years.